Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating expenses	$ 232,452	$ 153,657
Business combination expenses	709,842
Loss from operations	(942,294)	(153,657)
Other income
Interest income	37,656	27,342
Change in warrant liability	(7,527,162)	1,238,234
Total other income	(7,489,506)	1,265,576
Net loss	$ (8,431,800)	$ 1,111,919
Basic and diluted weighted average redeemable common shares outstanding (in Shares)	15,720,926	16,710,435
Basic and diluted net income per share, Public Shares (in Dollars per share)	$ 0.00	$ 0.00
Public Shares [Member]
Other income
Basic and diluted weighted average redeemable common shares outstanding (in Shares)	15,720,926	16,710,435
Basic and diluted net income per share, Public Shares (in Dollars per share)	$ 0.00	$ 0.00
Founder Shares [Member]
Other income
Basic and diluted weighted average redeemable common shares outstanding (in Shares)	5,757,074	4,496,137
Basic and diluted net income per share, Public Shares (in Dollars per share)	$ (1.47)	$ 0.25